Discontinued Operations And Sale Of Business (Schedule Of Discontinued Operations Included In The Consolidated Statements Of Comprehensive Income) (Details) (USD $)
In Thousands, unless otherwise specified
	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Total Revenue	$ 0	$ 47,716	$ 104,021
Total pre-tax gain (loss) from discontinued operations	0	654	(11,567)
Total gain (loss) on disposal activities	0	(11,070)	(3,422)
Loss from discontinued operations before income tax	0	(10,416)	(14,989)
Income tax (expense) benefit	0	(652)	103
Income (loss) from discontinued operations, net of tax	0	(11,068)	(14,886)
Amount of goodwill and other intangible assets disposed	0	8,037	9,100
Cash generated from the sale of discountinued operations	0	8,220	26,617
Money Transfer Business [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Total Revenue	0	47,716	95,289
Total pre-tax gain (loss) from discontinued operations	0	654	(11,435)
Total gain (loss) on disposal activities	0	(11,070)	(15,606)
E-Pay Business [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Total Revenue	0	0	8,732
Total pre-tax gain (loss) from discontinued operations	0	0	(132)
Total gain (loss) on disposal activities	$ 0	$ 0	$ 12,184